Wasatch Emerging Markets Small Cap Fund
WASATCH EMERGING MARKETS SMALL CAP FUND — Summary
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Wasatch Emerging Markets Small Cap Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wasatch Emerging Markets Small Cap Fund Investor Class Shares
Management Fee		1.75%
Distribution/Service (12b-1) Fee		none
Other Expenses		0.38%
Total Annual Fund Operating Expenses	[1]	2.13%
Expense Reimbursement		(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.95%
[1]	The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.95% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract's expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE
This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wasatch Emerging Markets Small Cap Fund Investor Class	198	650	1,128	2,447

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in small companies tied economically to emerging markets.
Under normal market conditions, we will invest at least 80% of the Fund’s assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies that are tied economically to emerging market countries. The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Morgan Stanley Capital International (MSCI) Emerging Markets Small Cap Index during the most recent 12 month period.
Emerging market countries are those currently included in the MSCI Emerging Markets Index. We will generally consider qualifying investments to be in companies that are listed on an exchange in an emerging market country, that have at least 50% of their assets in an emerging market country, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country.
We travel extensively outside of the U.S. to visit companies and expect to meet with senior management. We use a process of quantitative screening followed by “bottom up” fundamental analysis to identify individual companies that we believe have above average revenue and earnings growth potential.
We do not use allocation models to restrict the Fund’s investments to certain regions, countries or industries.
The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary, financials, industrials, consumer staples, materials, energy, information technology and health care.
PRINCIPAL RISKS
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
The Fund is subject to the following principal investment risks:
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.
Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.
Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns.
Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.
Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.
Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
HISTORICAL PERFORMANCE
The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
WASATCH EMERGING MARKETS SMALL CAP FUND — INVESTOR CLASS Year by Year Total Returns

Best and Worst Quarterly Returns
Best — 6/30/09	56.10%
Worst — 12/31/08	-32.16%
Year-to-date return through 6/30/13 was -2.49%.
Average Annual Total Returns — (as of 12/31/12)
Average Annual Total Returns Wasatch Emerging Markets Small Cap Fund		1 Year	5 Years	Since Inception	Inception Date
Investor Class		27.75%	7.71%	6.96%	Oct. 01, 2007
Investor Class Return after taxes on distributions		27.66%	7.65%	6.88%	Oct. 01, 2007
Investor Class Return after taxes on distributions and sale of Fund shares		18.16%	6.65%	5.99%	Oct. 01, 2007
MSCI Emerging Markets Small Cap Index (reflects no deductions for fees, expenses or taxes)	[1]	22.22%	0.21%	(0.05%)	Oct. 01, 2007
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	[1]	18.22%	(0.92%)	(0.19%)	Oct. 01, 2007
[1]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.